Income Taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]

13.  Income Taxes

a) Effective tax rate

The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:

	Year ended December 31,
	2021	2020
Loss for the year before taxes	$(15,569)	$(20,830)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(4,204)	(5,624)
Difference in foreign tax rates	(156)	(303)
Change in unrecognized deferred tax and other items	4,360	5,927
Income Tax Expense / (Recovery)	$-	$-

b) Deferred income tax assets and liabilities

Deferred income tax assets and liabilities have been recognized in respect of the following items:

	Year ended December 31,
	2021	2020
Non-capital loss carry forward assets	$14,350	$17,738
Mineral property acquisition, exploration and development costs	(14,350)	(17,738)
Net deferred income taxes	$-	$-

Deferred income tax assets have not yet been recognized in respect of the following items because they relate to entities with a history of losses and there is not convincing evidence that future taxable income will enable timely offset:

	Year ended December 31,
	2021	2020
Non-capital loss carry forward assets	$49,901	$46,414
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,690	2,690
Other assets	3,418	4,186
Unrecognized deferred income tax assets	$56,369	$53,650

As at December 31, 2021, the Company has non-capital loss carry forwards in Canada and the United States which expire as follows:

	Canada	US Federal	US State
Within One Year	$-	$937	$3,657
One to Five Years	5,598	7,748	48,399
More than Five Years	63,372	124,741	102,703
No expiration	-	26,361	-
Non-capital loss carry forwards	$68,970	$159,787	$154,759

Canadian non-capital losses generated prior to 2006 expire after 10 years and after 20 years for amounts generated since 2006. US Federal non-capital losses expire after 20 years with no expiration for amounts generated since 2018. US State non-capital losses generated prior to 2018 expire after 15 years. US net operating loss carry forwards may be subject to an annual limitation in the event of a 50% or greater change of ownership within a 3-year period as defined under Internal Revenue Code Section 382.